INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Intangible assets (Details) - USD ($)	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Intangible assets
Intangible assets	$ 76,704,869	$ 67,342,362	$ 35,333,464
Gross carrying amount
Intangible assets
Intangible assets	94,229,557	78,019,203	42,832,837	$ 45,848,737
Accumulated depreciation
Intangible assets
Intangible assets	$ (17,524,688)	$ (10,676,841)	$ (7,499,373)	$ (6,232,311)